EQUITY (Detail Textuals)	1 Months Ended		12 Months Ended
	May 18, 2017 shares	Jan. 30, 2017 USD ($) shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares	Sep. 30, 2016 $ / shares shares
Related Party Transaction [Line Items]
Preferred stock, shares authorized			25,000,000	25,000,000	25,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares outstanding			0	0	0
Preferred stock, shares issued			0	0	0
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001	$ 0.001
Stock issued for cash at $1 per share | $			$ 500,000
Stock split, conversion ratio	3
Number of common stock shares issued for each share of common stock outstanding	2
Chief executive officer and two other individuals | Former Chief Executive Officer
Related Party Transaction [Line Items]
Number of common stock sold		12,000,000
Value of common stock sold | $		$ 245,000